Reinsurance - Effects on Premiums and Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Premiums
Direct	$ 392	$ 309	$ 558
Assumed	42	47	456
Ceded	(327)	(226)	(477)
Total premium	107	130	537
Benefits
Direct	1,381	1,481	1,403
Assumed	876	749	794
Ceded	(861)	(663)	(662)
Change in reserves, net of reinsurance	(504)	(332)	(105)
Total benefits	$ 892	$ 1,235	$ 1,430